Selling Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling Expenses
Selling Expenses

In € thousand	2020	2019
Personnel expenses	13,270	3,358
Professional services	1,196	327
Depreciation/amortization	41	34
Other selling expenses	765	926
Total selling expenses	15,272	4,645